GuarantorNon-Guarantor Subsidiary Financial Informa GuarantorNon-Guarantor Subsidiary Financial Informa (Tables)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Schedule of condensed balance sheet
MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0, $0 and $4, respectively)	$57	$2	$162	$—	$221
Accounts receivable	—	81	211	—	292
Due from affiliates	—	59	24	(83)	—
Inventories:
Raw materials	—	67	76	—	143
Finished and in-process goods	—	111	127	—	238
Other current assets	—	16	32		48
Total current assets	57	336	632	(83)	942
Investment in unconsolidated entities	1,675	325	19	(2,000)	19
Deferred income taxes	—	—	9	—	9
Other long-term assets	—	2	17	—	19
Intercompany loans receivable	131	1,048	50	(1,229)	—
Property and equipment, net	—	525	582	—	1,107
Goodwill	—	105	106	—	211
Other intangible assets, net	—	149	207	—	356
Total assets	$1,863	$2,490	1,622	$(3,312)	$2,663
Liabilities and Equity (Deficit)
Current liabilities:
Accounts payables	$—	$63	$160	$—	$223
Due to affiliates	—	23	60	(83)	—
Debt payable within one year	3	—	33	—	36
Interest payable	10	—	1	—	11
Income taxes payable	—	—	5	—	5
Accrued payroll and incentive compensation	—	25	18	—	43
Other current liabilities	—	37	46	—	83
Total current liabilities	13	148	323	(83)	401
Long-term liabilities:
Long-term debt	1,169	—	—	—	1,169
Intercompany loans payable	55	468	706	(1,229)	—
Pension liabilities	—	185	148	—	333
Deferred income taxes	—	—	70	—	70
Other long-term liabilities	—	14	50	—	64
Total liabilities	1,237	815	1,297	(1,312)	2,037
Total equity (deficit)	626	1,675	325	(2,000)	626
Total liabilities and (deficit) equity	$1,863	$2,490	$1,622	$(3,312)	$2,663

Schedule of condensed income statement
MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
SUCCESSOR PERIOD FROM OCTOBER 25, 2014 THROUGH DECEMBER 31, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$200	$357	$(92)	$465
Cost of sales	—	168	326	(92)	402
Gross profit	—	32	31	—	63
Selling, general and administrative expense	14	28	38	—	80
Research and development expense	—	8	5	—	13
Restructuring and other costs	2	3	—	—	5
Other operating expense (income)	—	1	(2)	—	(1)
Operating loss	(16)	(8)	(10)	—	(34)
Interest expense (income), net	15	(18)	18	—	15
Other non-operating expense, net	—	—	8	—	8
Reorganization items, net	—	3	—	—	3
(Loss) income before income taxes and losses from unconsolidated entities	(31)	7	(36)	—	(60)
Income tax (benefit) expense	(8)	—	8	—	—
(Loss) income before losses from unconsolidated entities	(23)	7	(44)	—	(60)
Losses from unconsolidated entities, net of taxes	(37)	(44)	—	81	—
Net loss	$(60)	$(37)	$(44)	$81	$(60)
Comprehensive loss	$(88)	$(65)	$(56)	$121	$(88)

OMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
PREDECESSOR PERIOD FROM JANUARY 1, 2014 THROUGH OCTOBER 24, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$927	$1,589	$(505)	$2,011
Costs and expenses:
Cost of sales, excluding depreciation and amortization	—	671	1,273	(505)	1,439
Selling, general and administrative expense	33	230	171	—	434
Depreciation and amortization expense	—	55	92	—	147
Research and development expense	—	39	24	—	63
Restructuring and other costs	5	15	—	—	20
Operating (loss) income	(38)	(83)	29	—	(92)
Interest expense (income), net	155	(100)	107	—	162
Reorganization items, net	(1,688)	(173)	(111)	—	(1,972)
Income before income taxes and earnings from unconsolidated entities	1,495	190	33	—	1,718
Income tax expense	8	2	26	—	36
Income before earnings from unconsolidated entities	1,487	188	7	—	1,682
Earnings from unconsolidated entities, net of taxes	198	10	3	(208)	3
Net income	$1,685	$198	$10	$(208)	$1,685
Comprehensive income (loss)	$1,483	$(4)	$(147)	$151	$1,483

MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,062	$1,783	$(556)	$2,289
Cost of sales	—	927	1,523	(556)	1,894
Gross profit	—	135	260	—	395
Selling, general and administrative expense	—	137	147	—	284
Research and development expense	—	41	24	—	65
Restructuring and other costs	—	26	6	—	32
Other operating expense (income)	(2)	2	2	—	2
Operating loss	2	(71)	81	—	12
Interest expense (income), net	77	(59)	61	—	79
Other non-operating expense, net	—	(1)	4	—	3
Gain on extinguishment of debt (see Note 10)	(7)	—	—	—	(7)
Reorganization items, net	—	8	—	—	8
(Loss) income before income taxes and (losses) earnings from unconsolidated entities	(68)	(19)	16	—	(71)
Income tax (benefit) expense	—	1	12	—	13
(Loss) income before losses from unconsolidated entities	(68)	(20)	4	—	(84)
Losses from unconsolidated entities, net of taxes	(14)	6	2	8	2
Net (loss) income	$(82)	$(14)	$6	$8	$(82)
Comprehensive loss	$(146)	$(79)	$(14)	$93	$(146)

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
MOMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
SUCCESSOR PERIOD FROM OCTOBER 25, 2014 THROUGH DECEMBER 31, 2014

	Parent	Guarantor Subsidiaries		Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(7)	$(201)		$205		$—	$(3)
Cash flows used in investing activities:
Capital expenditures	—	(9)		(8)		—	(17)
Return of capital from subsidiary from sales of accounts receivable	—	8	(a)	—		(8)	—
	—	(1)		(8)		(8)	(17)
Cash flows provided by (used in) financing activities:
Net short-term debt repayments	—	—		(1)		—	(1)
Net intercompany loan borrowings (repayments)	14	171		(185)		—	—
Return of capital to parent from sales of accounts receivable	—	—		(8)	(a)	8	—
	14	171		(194)		8	(1)
Increase (decrease) in cash and cash equivalents	7	(31)		3		—	(21)
Effect of exchange rate changes on cash	—	—		(4)		—	(4)
Cash and cash equivalents (unrestricted), beginning of period	71	40		137		—	248
Cash and cash equivalents (unrestricted), end of period	$78	$9		$136		$—	$223

(a)
During the successor period from October 25, 2014 through December 31, 2014, Momentive Performance Materials USA LLC contributed receivables of $8 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the successor period from October 25, 2014 through December 31, 2014, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Momentive Performance Materials USA LLC by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and the Combined Guarantor Subsidiaries, respectively.

OMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
PREDECESSOR PERIOD FROM JANUARY 1, 2014 THROUGH OCTOBER 24, 2014

	Parent	Guarantor Subsidiaries		Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(258)	$(50)		$106		$(5)	$(207)
Cash flows provided by (used in) investing activities:
Capital expenditures	—	(37)		(41)		—	(78)
Capitalized interest	—	—		(1)		—	(1)
Proceeds from sale of business	—	—		12		—	12
Consolidation of variable interest entity	—	—		50		—	50
Purchases of intangible assets	—	(2)		—		—	(2)
Proceeds from sale of assets	—	1		—		—	1
Return of capital from subsidiary from sales of accounts receivable	—	45	(a)	—		(45)	—
	—	7		20		(45)	(18)
Cash flows provided by (used in) financing activities:
Net short-term debt borrowings (repayments)	4	—		(10)		—	(6)
Borrowings of long-term debt	—	170		10		—	180
Repayments of long-term debt	—	(258)		(57)		—	(315)
Repayment of affiliated debt	—	—		(50)		—	(50)
Cash proceeds from Rights Offerings	600	—		—		—	600
DIP Facility financing fees	(19)	—		—		—	(19)
Net intercompany loan (repayments) borrowings	(258)	176		82		—	—
Common stock dividends paid	—	(5)		—		5	—
Return of capital to parent from sales of accounts receivable	—	—		(45)	(a)	45	—
	327	83		(70)		50	390
Increase in cash and cash equivalents	69	40		56		—	165
Effect of exchange rate changes on cash	—	—		(6)		—	(6)
Cash and cash equivalents (unrestricted), beginning of period	2	—		87		—	89
Cash and cash equivalents (unrestricted), end of period	$71	$40		$137		$—	$248

(a)
During the predecessor period from January 1, 2014 through October 24, 2014, Momentive Performance Materials USA LLC contributed receivables of $45 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the predecessor period from January 1, 2014 through October 24, 2014, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Momentive Performance Materials USA LLC by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and the Combined Guarantor Subsidiaries, respectively.

OMENTIVE PERFORMANCE MATERIALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2015

	Parent	Guarantor Subsidiaries		Non- Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(33)	$52		$218		$(108)	$129
Cash flows used in investing activities:
Capital expenditures	—	(54)		(60)		—	(114)
Capitalized interest	—	—		(1)		—	(1)
Purchases of intangible assets	—	(2)		(1)		—	(3)
Proceeds from sale of assets	—	1		1		—	2
Return of capital from subsidiary from sales of accounts receivable	—	48	(a)	—		(48)	—
	—	(7)		(61)		(48)	(116)
Cash flows provided by (used in) financing activities:
Net short-term debt repayments	(1)	—		—		—	(1)
Repayments of long-term debt	(10)	—		—		—	(10)
Net intercompany loan borrowings (repayments)	23	49		(72)		—	—
Intercompany dividend	—	(101)		(7)		108	—
Return of capital to parent from sales of accounts receivable	—	—		(48)	(a)	48	—
	12	(52)		(127)		156	(11)
Increase (decrease) in cash and cash equivalents	(21)	(7)		30		—	2
Effect of exchange rate changes on cash	—	—		(8)		—	(8)
Cash and cash equivalents (unrestricted), beginning of period	78	9		136		—	223
Cash and cash equivalents (unrestricted), end of period	$57	$2		$158		$—	$217
Supplemental disclosures of cash flow information
Non-cash financing activity:
Intercompany loan capitalizations	$—	$(602)		$602		$—	$—

(a)
During the fiscal year ended December 31, 2015, Momentive Performance Materials USA LLC contributed receivables of $48 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the fiscal year ended December 31, 2015, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Momentive Performance Materials USA LLC by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined Non-Guarantor Subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and the Combined Guarantor Subsidiaries, respectively.